Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Balance sheet items, except for equity accounts	6.8776	6.5074
Items in the statements of operations and comprehensive (loss) income, and statements of cash flows	6.6163	6.7588	6.6441